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Morgan Stanley Institutional Fund, Inc.
1221 Avenue of the Americas
New York, New York 10020


VIA EDGAR

Securities and Exchange Commission
450 Street, N.W., Judiciary Plaza
Washington, D.C. 20549

      Re: Morgan Stanley Institutional Fund, Inc.
          File Number: 33-23166, 811-05624

Ladies and Gentlemen:

On behalf of the Morgan Stanley Institutional Fund, Inc. ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A, filed on April 30, 2004, constituting the most recent amendment to this Registration Statement ("the Amendment"), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 30, 2004, accession number 0000912057-04-000455.

If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 878-4931.

                                     Very truly yours,

                                     Morgan Stanley Institutional Fund, Inc.

                                     By: /s/ Ronald E. Robison
                                         --------------------------------------
                                         Ronald E. Robison
                                         Executive Vice President and Principal
                                         Executive Officer